Provision for lawsuits and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of provision for judicial and administrative proceedings

	2023	2022

Tax risks	-	15,747
Civil risks	7,532	2,096
Labor risks	550	104
Total	8,082	17,947

Schedule of changes to provision for lawsuits and administrative proceedings

	2023			2022			2021
	Tax	Civil	Labor	Tax	Civil	Labor	Tax	Civil	Labor

Balance at beginning of the year	15,747	2,096	104	17,081	980	21	15,995	470	4
Additions	-	13,961	627	-	1,942	100	2,240	2,204	18
Payments/Reversals	(16,646)	(8,853)	(202)	(2,341)	(857)	(18)	-	(1,644)	-
Effect of changes in exchange rates (OCI)	899	328	21	1,007	31	1	(1,154)	(50)	(1)
Balance at end of the year	-	7,532	550	15,747	2,096	104	17,081	980	21